RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

	2024	2025
	December 31	December 31
	RMB	RMB
Accounts receivable from a related party:
Accounts receivable from JinkoPower for sales of solar modules and others	436,706	175,403

Notes receivables from a related party:
Notes receivables from JinkoPower	108,638	894

Advances to related parties:
Advance to Sichuan Yongxiang for inventory purchase	203,056	—
Advance to Xinte Silicon for inventory purchase	—	1,188
Subtotal	203,056	1,188

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	5,846	—
Other receivables due from JinkoPower for disposal of solar power projects	19,472	—
Other receivables for payment on behalf of Jinkosolar Energy	—	7,171
Other receivables due from Sweihan	1,561	—
Other receivables from JinkoPower for miscellaneous transactions	2,938	1,661
Subtotal	29,817	8,832

Other assets from related parties:
Long-term receivables due from Sweihan PV for long term deposit	16,960	—
Long-term receivables due from Photon Energy for disposal of Sweihan and long - term deposit	—	58,483
Subtotal	16,960	58,483

Accounts payable due to related parties:
Accounts payable due to Sichuan Yongxiang for inventory purchase	—	101
Accounts payable due to Xinte Silicon for inventory purchase	—	73,192
Accounts payable due to Zhejiang New Materials for inventory purchase	—	62,909
Subtotal	—	136,202

Notes payables due to related parties
Notes payables due to Sichuan Yongxiang for inventory purchase	380,269	76,261
Notes payables due to Xinte Silicon for inventory purchase	—	273,247
Subtotal	380,269	349,508

Other payables due to a related party:
Other payables due to JinkoPower for payments on behalf of the Company	11,069	13,174

Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

Schedule of transactions with related parties

Transactions related parties for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to JinkoPower	353,420	390,339	44,017
Income of project management service provided to Sweihan PV	3,931	1,286	—
Rental services provided to JinkoPower	11,590	13,245	12,302
Management service provided to Sichuan Yongxiang	—	350	—
Subtotal	368,941	405,220	56,319

Service expenses and silicon procurement provided by related parties
Management service provided by JinkoPower	16,400	19,931	13,996
Electricity fee charged by JinkoPower	119,352	118,908	84,470
Silicon procurement from Xinte Silicon (Note 14)	1,537,073	421,354	234,332
Silicon procurement from Sichuan Yongxiang (Note 14)	—	595,558	301,942
Silicon procurement from Zhejiang New Materials(Note 14)	—	—	80,712
Other fees charged by JinkoPower	5,109	(2,640)	—
Equipment procurement from JinkoPower	—	—	5,639
Subtotal	1,677,934	1,153,111	721,091

Disposal of equity investment to a related party
Disposal of Sweihan to Photon Energy(Note 14)	—	—	85,116